UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Continental Income Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.02%
Southwest Airlines Co.	284,100	$5,110,959

Aircraft - 1.33%
Boeing Company (The)	85,200	6,639,636

Banks - 4.35%
Bank of America Corporation	85,400	3,889,116
Citigroup Inc.	80,400	3,797,292
Northern Trust Corporation	117,100	6,145,994
Wachovia Corporation	73,600	4,125,280
Wells Fargo & Company	59,600	3,806,652
		21,764,334
Beverages - 3.18%
Anheuser-Busch Companies, Inc.	84,300	3,605,511
Brown-Forman Corporation, Class B	66,200	5,095,414
PepsiCo, Inc.	124,600	7,200,634
		15,901,559
Business Equipment and Services - 2.39%
Cintas Corporation	167,700	7,157,436
Pitney Bowes Inc.	112,100	4,812,453
		11,969,889
Capital Equipment - 2.15%
Caterpillar Inc.	84,000	6,032,040
Ingersoll-Rand Company Limited, Class A	112,300	4,693,017
		10,725,057
Chemicals -- Specialty - 1.04%
Air Products and Chemicals, Inc.	77,700	5,220,663

Communications Equipment - 2.09%
Juniper Networks, Inc.*	233,600	4,465,264
Nokia Corporation, Series A, ADR	289,700	6,002,584
		10,467,848
Computers -- Micro - 1.16%
Apple Computer, Inc.*	92,200	5,782,323

Computers -- Peripherals - 3.05%
Adobe Systems Incorporated	185,400	6,480,657
Microsoft Corporation	321,500	8,756,052
		15,236,709
Defense - 2.00%
General Dynamics Corporation	156,600	10,019,268

Electrical Equipment - 1.33%
Emerson Electric Co.	79,300	6,631,859

Electronic Instruments - 1.19%
Lam Research Corporation*	138,000	5,938,830

Finance Companies - 2.50%
SLM Corporation	241,100	12,522,734

Food and Related - 2.71%
Archer Daniels Midland Company	194,700	6,551,655
Campbell Soup Company	215,300	6,975,720
		13,527,375
Health Care -- Drugs - 4.56%
Allergan, Inc.	67,100	7,280,350
Amgen Inc.*	69,200	5,050,562
Gilead Sciences, Inc.*	96,800	6,033,544
Novartis AG, ADR	80,400	4,457,376
		22,821,832
Health Care -- General - 4.16%
Biomet, Inc.	137,500	4,886,750
Boston Scientific Corporation*	126,000	2,904,300
DENTSPLY International Inc.	84,100	4,889,994
Johnson & Johnson	137,500	8,142,750
		20,823,794
Hospital Supply and Management - 2.51%
Medtronic, Inc.	109,300	5,546,975
UnitedHealth Group Incorporated	125,000	6,982,500
		12,529,475
Household -- General Products - 1.55%
Colgate-Palmolive Company	135,700	7,748,470

Insurance -- Life - 1.07%
Aflac Incorporated	118,300	5,338,879

Insurance -- Property and Casualty - 1.77%
Berkshire Hathaway Inc., Class B*	1,600	4,819,200
Chubb Corporation (The)	42,400	4,046,656
		8,865,856
Motion Pictures - 1.12%
News Corporation Limited, Class A	338,500	5,622,485

Multiple Industry - 4.31%
Altria Group, Inc.	50,600	3,585,516
General Electric Company	273,300	9,505,374
Las Vegas Sands, Inc.*	149,000	8,442,340
		21,533,230
Non-Residential Construction - 1.04%
Fluor Corporation	60,500	5,190,900

Petroleum -- International - 4.15%
BP p.l.c., ADR	95,000	6,549,300
ChevronTexaco Corporation	70,100	4,063,697
Exxon Mobil Corporation	166,138	10,111,159
		20,724,156
Petroleum -- Services - 3.25%
Schlumberger Limited	101,800	12,884,826
Smith International, Inc.	86,300	3,362,248
		16,247,074
Publishing - 1.14%
Meredith Corporation	102,500	5,718,475

Retail -- General Merchandise - 1.37%
Target Corporation	131,400	6,834,114

Security and Commodity Brokers - 4.25%
American Express Company	93,000	4,887,150
Franklin Resources, Inc.	56,500	5,324,560
Legg Mason, Inc.	42,100	5,276,393
Merrill Lynch & Co., Inc.	50,200	3,953,752
TD Ameritrade Holding Corporation	87,600	1,821,204
		21,263,059
Timesharing and Software - 2.29%
eBay Inc.*	148,800	5,808,408
Paychex, Inc.	135,900	5,655,479
		11,463,887
Trucking and Shipping - 1.39%
Expeditors International of Washington, Inc.	80,200	6,927,275

Utilities -- Electric - 2.45%
Exelon Corporation	134,200	7,099,180
NRG Energy, Inc.*	113,600	5,136,992
		12,236,172
Utilities -- Telephone - 1.07%
AT&T Inc.	197,100	5,329,584

TOTAL COMMON STOCKS - 74.94%		$374,677,760

(Cost: $298,701,624)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.68%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,406,616

Beverages - 0.43%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	2,000	2,133,360

Finance Companies - 1.47%
California Infrastructure and Economic Development Bank, Special Purpose Trust SCE-1,
6.38%, 9-25-08	273	274,456
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	7,092,533
		7,366,989

TOTAL CORPORATE DEBT SECURITIES - 2.58%		$12,906,965

(Cost: $12,219,399)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.96%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,232,210
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,184,484
7.25%, 1-15-10	5,000	5,357,280
		14,773,974
Mortgage-Backed Obligations - 1.45%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.25%, 6-1-08	30	30,295
4.5%, 7-1-18	3,427	3,283,497
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.0%, 7-15-16	1	1,200
9.0%, 8-15-16	40	42,639
9.0%, 10-15-16	15	16,294
9.0%, 10-15-16	11	12,442
9.0%, 11-15-16	14	15,282
9.0%, 1-15-17	3	3,350
9.0%, 1-15-17	3	3,041
9.0%, 3-15-17	16	16,970
9.0%, 4-15-17	21	22,964
4.0%, 9-15-18	3,331	3,131,829
6.5%, 8-15-28	647	671,531
		7,251,334
Treasury Inflation Protected Obligations - 0.69%
United States Treasury Note,
3.0%, 7-15-12 (A)	3,000	3,447,866

Treasury Obligations - 15.76%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,052,576
6.25%, 8-15-23	5,000	5,670,705
United States Treasury Notes:
2.75%, 7-31-06	10,000	9,936,330
3.0%, 12-31-06	10,000	9,862,890
3.25%, 8-15-07	5,000	4,893,750
2.625%, 5-15-08	5,000	4,780,470
4.25%, 10-15-10	10,000	9,766,410
4.25%, 11-15-14	10,000	9,557,810
4.25%, 8-15-15	15,000	14,289,255
		78,810,196

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 20.86%		$104,283,370

(Cost: $103,850,931)

SHORT-TERM SECURITY - 1.62%

Publishing
Tribune Co.,
4.85%, 4-3-06	8,088	$8,085,821
(Cost: $8,085,821)

TOTAL INVESTMENT SECURITIES - 100.00%		$499,953,916

(Cost: $422,857,775)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

(A) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006